SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Accounts Receivable, Net - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts receivable ,net	$ 49,623	$ 77,831
Account receivable	65,605	84,337
Less: Allowance for credit losses	$ (15,982)	$ (6,506)